Other intangible assets (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Other Intangibles

The following are included in other intangibles:

	30 June 2019	30 June 2018	31 December 2018
	£m	£m	£m
Brands with an indefinite useful life	1,141.2	1,086.7	1,132.8
Acquired intangibles	530.4	747.5	594.8
Other (including capitalised computer software)	114.6	102.5	114.4
	1,786.2	1,936.7	1,842.0